Description of Business (Details) - USD ($)			12 Months Ended
	Oct. 23, 2024	Oct. 17, 2024	Dec. 31, 2024
Description of Business (Details) [Line Items]
Incorporation date			Jan. 25, 2019
Issuance of shares		1,750,000	262,500
Price of per share		$ 4
Gross proceeds		$ 7,000,000,000
IPO [Member]
Description of Business (Details) [Line Items]
Gross proceeds		$ 7,000,000
Proceeds from Issuance Initial Public Offering	$ 1,050,000